Leases - Summary of Lease Liabilities and expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Current	€ 6,951	€ 5,353
Non-Current	10,308	10,896
Total lease liabilities	17,259	16,249	€ 9,072
Lease Expenses Amounts recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income [Abstract]
Interest on lease liabilities	954	497	685
Amortization on right-of-use assets	6,045	2,841	2,010
COVID-19 Rent Concession	0	0	(360)
Lease expense	6,999	3,338	2,335
Lease Outflows Amounts recognized in the Consolidated Statement of Cash Flows [Abstract]
Interest paid on lease liabilities	1,196	532	707
Principal payment on lease liabilities	7,026	2,881	1,938
Total cash outflow for leases	€ 8,222	€ 3,413	€ 2,645